Commitments and Contingencies	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Commitments and Contingencies

Note 12   Commitments and Contingencies

The Company issues off-balance sheet financial instruments to meet the financing needs of its customers. These financial instruments include commitments to fund loans, unfunded commitments under existing lines of credit, and commercial and standby letters of credit. These commitments expose the Company to varying degrees of credit and market risk which are essentially the same as those involved in extending loans to customers, and are subject to the same credit policies used in underwriting loans. Collateral may be obtained based on the Company's credit evaluation of the counterparty. The Company's maximum exposure to credit loss is represented by the contractual amount of these commitments. Amounts funded under non-cancelable commitments in effect at the date of the Acquisition are covered under the loss sharing agreements if certain conditions are met.

Commitments to fund loans:

These are agreements to lend funds to customers as long as there is no violation of any condition established in the contract. Commitments to fund loans generally have fixed expiration dates or other termination clauses and may require payment of a fee. Many of these commitments are expected to expire without being funded and, therefore, the total commitment amounts do not necessarily represent future liquidity requirements.

Unfunded commitments under lines of credit:

Unfunded commitments under lines of credit include consumer, commercial and commercial real estate lines of credit to existing customers. Many of these commitments have fixed expiration dates or other termination clauses and may require payment of a fee. Some of these commitments may mature without being fully funded.

Commercial and standby letters of credit:

Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These letters of credit are primarily issued to support trade transactions or guarantee arrangements. Fees collected on standby letters of credit represent the fair value of those commitments and are deferred and amortized over their term, which is typically one year or less. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Total lending related commitments outstanding at June 30, 2011 were as follows (in thousands):

	Covered	Non-Covered	Total

Commitments to fund loans	$—	$163,499	$163,499
Unfunded commitments under existing lines of credit	156,844	309,476	466,320
Commercial and standby letters of credit	—	10,063	10,063
Total	$156,844	$483,038	$639,882

Legal Proceedings

The Company is involved as plaintiff or defendant in various legal actions arising in the normal course of business. While the ultimate outcome of any such proceedings cannot be predicted with certainty, it is the opinion of management, based upon advice of legal counsel, that no proceedings exist, either individually or in the aggregate, which, if resolved adversely to the Company, would have a material effect on the Company's consolidated financial position, results of operations or cash flows.

Note 19 Commitments and Contingencies

        The Company issues off-balance sheet financial instruments in connection with BankUnited's lending activities and to meet the financing needs of its customers. These financial instruments include commitments to fund loans, unfunded commitments under existing lines of credit, and commercial and standby letters of credit. These commitments expose the Company to varying degrees of credit and market risk which are essentially the same as those involved in extending loans to customers, and are subject to the same credit policies used in underwriting loans. Collateral may be obtained based on the Company's credit evaluation of the counterparty. The Company's maximum exposure to credit loss is represented by the contractual amount of these commitments. Amounts funded under non-cancelable commitments in effect at the date of the Acquisition are covered under the loss sharing agreements if certain conditions are met.

Commitments to fund loans:

        These are agreements to lend funds to customers as long as there is no violation of any condition established in the contract. Commitments to fund loans generally have fixed expiration dates or other termination clauses and may require payment of a fee. Many of these commitments are expected to expire without being funded and, therefore, the total commitment amounts do not necessarily represent future liquidity requirements.

Unfunded commitments under lines of credit:

        Unfunded commitments under lines of credit include consumer, commercial and commercial real estate lines of credit to existing customers. Many of these commitments have fixed expiration dates or other termination clauses and may require payment of a fee. Some of these commitments may mature without being fully funded.

Commercial and standby letters of credit:

        Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These letters of credit are primarily issued to support trade transactions or guarantee arrangements. Fees collected on standby letters of credit represent the fair value of those commitments and are deferred and amortized over their term, which is typically one year or less. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

        Total lending related commitments outstanding at December 31, 2010 were as follows (in thousands):

	Commitments
	Covered	Non-Covered	Total
Commitments to fund loans	$—	$270,461	$270,461
Unfunded commitments under lines of credit	170,380	149,361	319,741
Commercial and standby letters of credit	1,153	11,060	12,213

Total	$171,533	$430,882	$602,415

Other Commitments

Employment Agreements:

        The Company has employment agreements with certain members of senior management. The employment agreements, which establish the duties and compensation of the executives, have terms ranging from one year to three years, with provisions for extensions, and include specific provisions for salary, bonus, other benefits and termination payments in certain circumstances.

Legal Proceedings

        The Company is involved as plaintiff or defendant in various legal actions arising in the normal course of business. While the ultimate outcome of any such proceedings cannot be predicted with certainty, it is the opinion of management, based upon advice of legal counsel, that no proceedings exist, either individually or in the aggregate, which, if resolved adversely to the Company, would have a material effect on the Company's consolidated financial position, results of operations or cash flows.

        In October 2010, the Company reached a settlement with the FDIC regarding a dispute related to the purchase price assigned to certain investment securities acquired in the Acquisition. Under the terms of the settlement, the Company received $24.1 million from the FDIC. The amount received in this settlement is included in total non-interest income for the year ended December 31, 2010.

Note 15 Commitments and Contingencies

Reserve for Recourse Liability for Loans Sold

        BankUnited has sold and securitized loans (hereinafter referred to as loan sales or loans sold) without recourse to government sponsored entities and private investors. When a loan sold to an investor without recourse contains fraudulent representations, errors, omissions or negligence on the part of the seller or any party involved in the origination, including the borrower or appraiser, or a breach of other representations and warranties, the Bank may be required to repurchase the loan or indemnify the investor for losses sustained.

        The estimated losses related to forecasted loan repurchase activity and make whole indemnity claims meet the criteria for accrual of a loss contingency as of September 30, 2008. Management estimated the amount of potential losses related to the Bank's recourse obligations as of September 30, 2008 based on various sensitivity analyses taking into account historical experience and trends and current and projected market, industry and economic conditions. These factors are used to develop forecasted repurchase activity and estimated severity of losses. This analysis resulted in the Bank recording a provision for recourse liability amounting to $12.4 million during the year ended September 30, 2008, which is included in gain (loss) on sale of loans in the consolidated statement of operations. The reserve for recourse liability on loans sold is included in other liabilities in the consolidated balance sheets as of May 21, 2009. The Bank accounts for loans repurchased under recourse provisions at fair value on the date of repurchase, and recognizes an adjustment to the reserve for recourse liability for any difference between the fair value of the loan and the amount due to the investor.

        A summary of the activity in the reserve for the period ended May 21, 2009 and the year ended September 30, 2008 is as follows:

	For The Period Ended May 21, 2009	For The Year Ended September 30, 2008
Balance at beginning of period	$8,663	$—
Provision for recourse liability	—	12,400
Mark-to-market adjustment for loans repurchased	(1,635)	(3,689)
Make whole indemnifications	(2,786)	(48)

Balance at end of period	$4,242	$8,663

Financial Instruments Commitments

        The Bank issues off-balance sheet financial instruments in connection with BankUnited's lending activities and to meet the financing needs of its customers. These financial instruments include commitments to fund loans, lines of credit, and commercial and standby letters of credit. These commitments expose the Bank to varying degrees of credit and market risk which are essentially the same as those involved in extending loans to customers, and are subject to the Bank's credit policies. The Bank follows the same credit policies in making commitments as it does for instruments recorded on the Bank's consolidated balance sheet. Collateral is obtained based on management's assessment of the customer's credit risk. The Bank's exposure to credit loss is represented by the contractual amount of these commitments.

        Total commitments at May 21, 2009 were as follows (in thousands):

Commitments to fund loans
Commercial and commercial real estate	$18,438
Construction	25,148
Unfunded commitments under line of credit	294,748
Commercial and standby letters of credit	27,149

Total	$365,483

Commitments to fund loans:

        These are agreements to lend funds to customers as long as there is no violation of any condition established in the contract. Commitments to fund loans generally have fixed expiration dates or other termination clauses and may require payment of a fee. Many of these commitments are expected to expire without being funded, and therefore the total commitment amounts do not necessarily represent future liquidity requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral required in connection with an extension of credit is based on management's credit evaluation of the counterparty.

Unfunded commitments under lines of credit:

        To accommodate the financial needs of customers, the Bank makes commitments under various terms to lend funds to consumers and businesses. Unfunded commitments under lines of credit include consumer, commercial and commercial real estate lines of credit to existing customers. Many of these commitments have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of these commitments are expected to expire without being funded, the total commitment amounts do not necessarily represent future liquidity requirements. The amount of collateral obtained, if it is deemed necessary, is based on management's credit evaluation of the customer.

Commercial and standby letters of credit:

        Letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support trade transactions or guarantee arrangements. Fees collected on standby letters of credit represent the fair value of those commitments and are deferred and amortized over their term, which is typically one year or less. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. BankUnited generally holds collateral supporting those commitments if deemed necessary.

Other Commitments

        Employment Agreements.    The Bank has employment and change in control agreements with certain members of senior management. The employment agreements, which establish the duties and compensation of the executives, have terms ranging from one year to five years, and include specific provisions for salary, bonus, other benefits and termination payments in certain circumstances. In addition to other provisions, the change in control agreements provide for severance payments in the event of a change in control.

        Operating leases.    BankUnited leases premises and equipment under cancelable and non-cancelable operating leases, some of which contain renewal options under various terms.

Legal Proceedings.

        BankUnited and its subsidiaries, from time to time, are involved as plaintiff or defendant in other various legal actions arising in the normal course of their businesses. While the ultimate outcome of any such proceedings cannot be predicted with certainty, it is the opinion of management, based on advice of legal counsel, that no proceedings exist, either individually or in the aggregate, which, if determined adversely to BankUnited and its subsidiaries, would have a material effect on BankUnited's consolidated financial condition, results of operations or cash flows.

        As discussed in note 1 to the consolidated financial statements, the OTS seized the Bank on May 21, 2009 and appointed the FDIC as receiver. Pursuant to the terms of the Purchase and Assumption Agreement under which the New BankUnited purchased certain assets and assumed certain deposits and other liabilities of the Bank, all defensive litigation liabilities of the Bank were retained by the FDIC, as receiver, except those defensive litigation liabilities that relate to an asset purchased by New BankUnited and that are subject to a loss sharing agreement, which such liabilities were assumed by New BankUnited.